Summary of Significant Accounting Policies - Additional information (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Term of payments due date upon revenue recognition	30 days
Description of payment terms	Cenovus’s revenue transactions do not contain significant financing components and payments are typically due within 30 days of revenue recognition. The Company does not adjust transaction prices for the effects of a significant financing component when the period between the transfer of the promised goods or services to the customer and payment by the customer is less than one year. The Company does not disclose or quantify information about remaining performance obligations that have an original expected duration of one year or less and it does not have any long-term contracts with unfulfilled performance obligations.
Other Upstream Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	3 years
Land Improvements and Buildings [Member] | Bottom of Range [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	25 years
Land Improvements and Buildings [Member] | Top of Range [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	40 years
Office Equipment and Vehicles [Member] | Bottom of Range [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	3 years
Office Equipment and Vehicles [Member] | Top of Range [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	15 years
Refining Equipment [Member] | Bottom of Range [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	10 years
Refining Equipment [Member] | Top of Range [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	60 years
Other [Member] | Bottom of Range [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	3 years
Other [Member] | Top of Range [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	60 years
Employee Incentive Benefit Plan [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Target share price	$ 20